Revenue - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Revenue from contracts with customers	€ 4,908	€ 4,436	€ 12,708	€ 15,051
EMEA
Revenues
Revenue from contracts with customers	2,389	2,585	7,480	7,901
Asia Pacific
Revenues
Revenue from contracts with customers	532	433	1,387	1,863
Americas
Revenues
Revenue from contracts with customers	1,987	1,418	3,841	5,287
Systems
Revenues
Revenue from contracts with customers	2,686	1,636	5,862	6,180
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,392	1,235	5,074	5,360
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	294	401	788	820
Systems | EMEA
Revenues
Revenue from contracts with customers	1,025	946	3,290	2,782
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	309	221	704	1,151
Systems | Americas
Revenues
Revenue from contracts with customers	1,352	469	1,868	2,247
Services
Revenues
Revenue from contracts with customers	2,222	2,800	6,846	8,871
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,222	2,800	6,846	8,871
Services | EMEA
Revenues
Revenue from contracts with customers	1,364	1,639	4,190	5,119
Services | Asia Pacific
Revenues
Revenue from contracts with customers	223	212	683	712
Services | Americas
Revenues
Revenue from contracts with customers	€ 635	€ 949	€ 1,973	€ 3,040